VY JPMorgan Emerging Markets Equity Portfolio Annual Fund Operating Expenses - VY JPMorgan Emerging Markets Equity Portfolio	Dec. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2026
Class ADV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.86%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.79%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.19%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.51%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.44%
Class S2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Distribution and Service (12b-1) Fees	0.40%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	1.59%

[1]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 1.79%, 1.19%, 1.44%, and 1.59% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. Termination or modification of this obligation requires approval by the Portfolio’s Board of Trustees (the “Board”).